Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Millions	Oct. 02, 2016	Jan. 03, 2016	Oct. 31, 2015	Dec. 28, 2014	Dec. 23, 2013
Debt Instrument [Line Items]
Loan facility		$ 188.5
Less: unamortized debt issuance costs and discounts on debt	$ (13.9)	(10.8)		$ (13.8)	$ (16.9)
Total debt	434.5	177.7		121.7
Less current portion	(2.8)	(0.6)		(0.6)
Total long-term debt	431.7	177.1		121.1
ABL facility
Debt Instrument [Line Items]
Loan facility	174.8	128.0		74.3
Less: unamortized debt issuance costs and discounts on debt			$ (1.0)		(12.8)
Term loan facility
Debt Instrument [Line Items]
Loan facility	$ 273.6	$ 60.5		$ 61.2
Less: unamortized debt issuance costs and discounts on debt					$ (4.1)